JPMorgan Managed Income Fund
Schedule of Portfolio Investments as of May 31, 2022
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.
JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2022.

JPMorgan Managed Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — 56.5%
Automobiles — 2.3%
BMW US Capital LLC (Germany) 3.80%, 4/6/2023 (a)	22,369	22,570
Daimler Finance North America LLC (Germany)
2.55%, 8/15/2022 (a)	15,000	15,018
3.35%, 2/22/2023 (a)	2,723	2,736
1.75%, 3/10/2023 (a)	9,351	9,270
Hyundai Capital America
2.85%, 11/1/2022 (a)	5,639	5,634
1.15%, 11/10/2022 (a)	50,331	49,950
2.38%, 2/10/2023 (a)	16,800	16,686
0.80%, 4/3/2023 (a)	40,000	39,211
5.75%, 4/6/2023 (a)	2,667	2,716
Kia Corp. (South Korea) 3.00%, 4/25/2023 (a) (b)	3,400	3,399
Volkswagen Group of America Finance LLC (Germany)
2.70%, 9/26/2022 (a)	15,599	15,608
0.75%, 11/23/2022 (a)	55,444	54,963
3.13%, 5/12/2023 (a)	15,738	15,757
0.88%, 11/22/2023 (a)	12,135	11,727
		265,245
Banks — 22.0%
ASB Bank Ltd. (New Zealand) 3.75%, 6/14/2023 (a)	8,042	8,132
Australia & New Zealand Banking Group Ltd. (Australia)
2.63%, 11/9/2022	10,000	10,027
2.05%, 11/21/2022	8,500	8,498
Banco Santander SA (Spain)
3.13%, 2/23/2023	42,504	42,548
3.85%, 4/12/2023	47,200	47,399
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.45%), 0.70%, 6/30/2024 (c)	47,200	45,817
Bank of America Corp.
(ICE LIBOR USD 3 Month + 0.93%), 2.82%, 7/21/2023 (c)	24,487	24,489
(ICE LIBOR USD 3 Month + 0.79%), 3.00%, 12/20/2023 (c)	55,933	55,919
(SOFR + 0.41%), 0.52%, 6/14/2024 (c)	35,575	34,554
(SOFR + 1.11%), 3.84%, 4/25/2025 (c)	29,078	29,203
Bank of Montreal (Canada)
2.05%, 11/1/2022 (b)	4,900	4,898
(SOFRINDX + 0.68%), 1.46%, 3/10/2023 (c)	29,046	29,052
(SOFRINDX + 0.27%), 1.05%, 4/14/2023 (c)	88,888	88,594
0.40%, 9/15/2023	7,746	7,517
Bank of Nova Scotia (The) (Canada)
2.45%, 9/19/2022	2,925	2,930
2.00%, 11/15/2022	27,411	27,436
1.95%, 2/1/2023	2,425	2,417
1.63%, 5/1/2023 (b)	29,963	29,703
0.80%, 6/15/2023	19,996	19,600
(SOFR + 0.28%), 1.06%, 6/23/2023 (c)	52,664	52,551
0.40%, 9/15/2023	1,353	1,311
Banque Federative du Credit Mutuel SA (France)
2.70%, 7/20/2022 (a) (b)	5,000	5,006

JPMorgan Managed Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
2.13%, 11/21/2022 (a)	52,546	52,532
(ICE LIBOR USD 3 Month + 0.96%), 2.02%, 7/20/2023 (a) (c)	12,474	12,539
BNP Paribas SA (France)
3.50%, 3/1/2023 (a)	118,828	119,415
3.80%, 1/10/2024 (a)	12,222	12,264
BNZ International Funding Ltd. (New Zealand) 2.65%, 11/3/2022 (a)	33,987	34,071
Canadian Imperial Bank of Commerce (Canada)
2.55%, 6/16/2022 (b)	170	170
(SOFR + 0.80%), 1.58%, 3/17/2023 (c)	11,361	11,375
0.45%, 6/22/2023	49,236	48,123
0.95%, 6/23/2023	74,286	72,779
(ICE LIBOR USD 3 Month + 0.79%), 2.61%, 7/22/2023 (c)	15,000	14,998
(SOFRINDX + 0.40%), 1.18%, 12/14/2023 (c)	37,574	37,352
Capital One Bank USA NA 3.38%, 2/15/2023	29,940	30,094
Capital One NA 2.15%, 9/6/2022	27,508	27,513
Citigroup, Inc.
2.70%, 10/27/2022	2,758	2,765
(ICE LIBOR USD 3 Month + 0.95%), 2.88%, 7/24/2023 (c)	91,835	91,858
Citizens Bank NA 3.70%, 3/29/2023	6,865	6,910
Commonwealth Bank of Australia (Australia) 2.50%, 9/18/2022 (a)	6,248	6,257
Cooperatieve Rabobank UA (Netherlands)
2.75%, 1/10/2023	10,831	10,850
3.88%, 9/26/2023 (a)	13,887	14,016
3.88%, 9/26/2023 (d)	2,000	2,019
Credit Agricole SA (France)
(ICE LIBOR USD 3 Month + 1.02%), 2.20%, 4/24/2023 (a) (c)	12,730	12,782
3.75%, 4/24/2023 (a)	85,025	85,520
Credit Suisse Group Funding Guernsey Ltd. (Switzerland) 3.80%, 9/15/2022	49,098	49,304
DNB Bank ASA (Norway) 2.15%, 12/2/2022 (a)	49,333	49,294
Federation des Caisses Desjardins du Quebec (Canada) (SOFR + 0.43%), 1.21%, 5/21/2024 (a) (c)	25,463	25,253
HSBC Holdings plc (United Kingdom)
3.60%, 5/25/2023	36,976	37,294
(ICE LIBOR USD 3 Month + 0.92%), 3.03%, 11/22/2023 (c)	26,034	26,052
(SOFR + 0.53%), 0.73%, 8/17/2024 (c)	11,700	11,295
Huntington National Bank (The) 2.50%, 8/7/2022	2,565	2,567
ING Groep NV (Netherlands) 4.10%, 10/2/2023	2,951	2,992
Intesa Sanpaolo SpA (Italy) 3.13%, 7/14/2022 (a)	74,382	74,462
KeyBank NA
2.30%, 9/14/2022	730	731
(SOFR + 0.34%), 1.12%, 1/3/2024 (c)	10,875	10,804
(SOFR + 0.32%), 0.43%, 6/14/2024 (c)	58,259	56,797
Lloyds Bank plc (United Kingdom) 2.25%, 8/14/2022 (b)	2,408	2,409
Lloyds Banking Group plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 1.33%, 6/15/2023 (c)	23,381	23,380
Mitsubishi UFJ Financial Group, Inc. (Japan)
2.62%, 7/18/2022	115,515	115,653
2.67%, 7/25/2022	53,382	53,474

JPMorgan Managed Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
3.46%, 3/2/2023	7,000	7,046
(ICE LIBOR USD 3 Month + 0.86%), 2.07%, 7/26/2023 (c)	1,208	1,213
Mizuho Bank Ltd. (Japan) 2.95%, 10/17/2022 (a)	11,505	11,537
Mizuho Financial Group, Inc. (Japan)
(ICE LIBOR USD 3 Month + 0.88%), 1.63%, 9/11/2022 (c)	5,785	5,796
2.60%, 9/11/2022	40,080	40,154
(ICE LIBOR USD 3 Month + 0.79%), 1.37%, 3/5/2023 (c)	9,938	9,960
3.55%, 3/5/2023	23,635	23,774
(ICE LIBOR USD 3 Month + 0.84%), 1.88%, 7/16/2023 (c)	13,822	13,825
(ICE LIBOR USD 3 Month + 0.84%), 2.72%, 7/16/2023 (c)	38,604	38,611
National Australia Bank Ltd. (Australia) 1.88%, 12/13/2022	4,120	4,111
National Bank of Canada (Canada)
2.15%, 10/7/2022 (a)	73,760	73,739
2.10%, 2/1/2023	25,916	25,813
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.77%), 0.90%, 8/15/2023 (c)	20,078	20,000
NatWest Markets plc (United Kingdom) 2.38%, 5/21/2023 (a)	47,876	47,453
Nordea Bank Abp (Finland)
1.00%, 6/9/2023 (a)	8,183	8,046
(ICE LIBOR USD 3 Month + 0.94%), 2.54%, 8/30/2023 (a) (c)	9,568	9,623
PNC Bank NA 2.45%, 7/28/2022	2,500	2,502
Royal Bank of Canada (Canada)
1.90%, 9/23/2022 (a) (b)	44,750	44,761
1.95%, 1/17/2023	3,650	3,640
(SOFRINDX + 0.45%), 1.23%, 10/26/2023 (c)	33,079	33,028
Societe Generale SA (France)
4.25%, 9/14/2023 (a)	17,400	17,550
3.88%, 3/28/2024 (a)	16,721	16,729
Standard Chartered plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.17%), 1.32%, 10/14/2023 (a) (c)	43,385	43,053
(SOFR + 1.25%), 2.03%, 10/14/2023 (a) (c)	3,672	3,678
Sumitomo Mitsui Financial Group, Inc. (Japan)
2.78%, 10/18/2022	700	703
(ICE LIBOR USD 3 Month + 0.74%), 1.78%, 1/17/2023 (c)	11,617	11,644
3.10%, 1/17/2023	20,340	20,440
Sumitomo Mitsui Trust Bank Ltd. (Japan)
0.80%, 9/12/2023 (a)	39,389	38,296
(SOFR + 0.44%), 1.22%, 9/16/2024 (a) (c)	25,847	25,669
Toronto-Dominion Bank (The) (Canada)
(SOFR + 0.48%), 1.26%, 1/27/2023 (c)	10,000	10,000
0.30%, 6/2/2023 (b)	44,810	43,827
Truist Bank (SOFR + 0.20%), 0.98%, 1/17/2024 (c)	58,660	58,138
Westpac Banking Corp. (Australia)
2.50%, 6/28/2022	8,930	8,937
2.00%, 1/13/2023	2,626	2,622
		2,551,482
Beverages — 1.0%
Beam Suntory, Inc. (Japan) 3.25%, 6/15/2023	2,000	2,009

JPMorgan Managed Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Beverages — continued
Coca-Cola Europacific Partners plc (United Kingdom) 0.50%, 5/5/2023 (a)	47,359	46,188
Heineken NV (Netherlands) 2.75%, 4/1/2023 (a)	9,513	9,521
PepsiCo, Inc. 2.75%, 3/1/2023	2,744	2,760
Pernod Ricard SA (France) 4.25%, 7/15/2022 (a)	20,065	20,127
Suntory Holdings Ltd. (Japan) 2.55%, 6/28/2022 (a)	35,976	35,983
		116,588
Biotechnology — 1.4%
AbbVie, Inc.
3.25%, 10/1/2022	3,962	3,966
2.90%, 11/6/2022	24,439	24,488
2.30%, 11/21/2022	59,087	59,054
2.85%, 5/14/2023	14,634	14,675
Biogen, Inc. 3.63%, 9/15/2022	36,844	36,988
Gilead Sciences, Inc. 3.25%, 9/1/2022	20,382	20,412
		159,583
Building Products — 0.0% ^
Carlisle Cos., Inc. 0.55%, 9/1/2023	2,027	1,966
Capital Markets — 6.4%
Credit Suisse AG (Switzerland)
1.00%, 5/5/2023	50,805	49,877
Series FXD, 0.52%, 8/9/2023	41,195	40,003
(SOFRINDX + 0.39%), 1.17%, 2/2/2024 (c)	24,506	24,326
Goldman Sachs Group, Inc. (The)
0.52%, 3/8/2023	28,071	27,636
(ICE LIBOR USD 3 Month + 1.05%), 2.91%, 6/5/2023 (c)	55,938	55,943
Series VAR, (SOFR + 0.54%), 0.63%, 11/17/2023 (c)	30,940	30,579
(SOFR + 0.57%), 0.67%, 3/8/2024 (c)	36,100	35,374
Macquarie Bank Ltd. (Australia)
2.10%, 10/17/2022 (a)	5,326	5,326
0.44%, 12/16/2022 (a)	114,770	113,494
(SOFR + 0.30%), 1.08%, 4/6/2023 (a) (c)	44,324	44,095
Macquarie Group Ltd. (Australia) (ICE LIBOR USD 3 Month + 1.02%), 3.19%, 11/28/2023 (a) (c)	13,621	13,620
Morgan Stanley
3.13%, 1/23/2023	18,200	18,309
(SOFR + 0.47%), 0.56%, 11/10/2023 (c)	18,781	18,586
(SOFR + 0.46%), 0.53%, 1/25/2024 (c)	112,339	110,439
(SOFR + 0.62%), 0.73%, 4/5/2024 (c)	29,923	29,307
UBS AG (Switzerland)
0.38%, 6/1/2023 (a)	23,727	23,171
(SOFR + 0.36%), 1.14%, 2/9/2024 (a) (c)	29,727	29,597
(SOFR + 0.45%), 1.23%, 8/9/2024 (a) (c)	28,626	28,452
UBS Group AG (Switzerland)
(ICE LIBOR USD 3 Month + 0.95%), 2.36%, 8/15/2023 (a) (c)	470	470
(ICE LIBOR USD 3 Month + 0.95%), 2.86%, 8/15/2023 (a) (c)	38,439	38,437
		737,041

JPMorgan Managed Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Chemicals — 0.0% ^
Air Liquide Finance SA (France) 2.25%, 9/27/2023 (a)	2,200	2,185
Chevron Phillips Chemical Co. LLC 3.30%, 5/1/2023 (a)	231	232
		2,417
Construction Materials — 0.1%
Martin Marietta Materials, Inc. 0.65%, 7/15/2023	16,857	16,438
Consumer Finance — 3.1%
AerCap Ireland Capital DAC (Ireland) 1.15%, 10/29/2023	43,830	42,095
American Express Co.
2.50%, 8/1/2022	9,360	9,368
2.65%, 12/2/2022	4,312	4,323
3.70%, 8/3/2023	21,143	21,405
American Honda Finance Corp.
0.40%, 10/21/2022	2,397	2,385
(ICE LIBOR USD 3 Month + 0.15%), 1.65%, 2/22/2023 (c)	78,501	78,367
0.35%, 4/20/2023 (b)	3,820	3,747
Capital One Financial Corp.
3.20%, 1/30/2023	2,794	2,809
2.60%, 5/11/2023	69,963	69,979
Caterpillar Financial Services Corp. 2.85%, 6/1/2022	1,000	1,000
Hyundai Capital Services, Inc. (South Korea) 3.00%, 8/29/2022 (a)	300	300
John Deere Capital Corp.
1.95%, 6/13/2022	2,020	2,021
(ICE LIBOR USD 3 Month + 0.55%), 1.13%, 6/7/2023 (c)	550	551
Toyota Motor Credit Corp.
0.45%, 7/22/2022	5,392	5,383
(SOFR + 0.15%), 0.93%, 8/15/2022 (c)	3,000	2,998
0.35%, 10/14/2022	1,278	1,270
(SOFR + 0.20%), 0.98%, 2/13/2023 (c)	64,884	64,870
(SOFR + 0.32%), 1.10%, 4/6/2023 (c)	29,450	29,404
(SOFRINDX + 0.33%), 1.11%, 1/11/2024 (c)	12,873	12,814
		355,089
Diversified Financial Services — 2.2%
AIG Global Funding
0.80%, 7/7/2023 (a)	8,857	8,671
(SOFR + 0.38%), 1.16%, 12/15/2023 (a) (c)	87,384	86,844
Citigroup Global Markets Holdings, Inc. 0.75%, 6/7/2024	66,574	62,860
National Rural Utilities Cooperative Finance Corp.
2.70%, 2/15/2023	14,661	14,680
Series D, (ICE LIBOR USD 3 Month + 0.07%), 1.48%, 2/16/2023 (c)	41,285	41,214
(SOFR + 0.40%), 1.18%, 8/7/2023 (c)	11,259	11,253
NTT Finance Corp. (Japan) 0.37%, 3/3/2023 (a)	28,846	28,376
		253,898
Electric Utilities — 1.7%
Duke Energy Corp. 2.40%, 8/15/2022	27,491	27,507

JPMorgan Managed Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
Entergy Louisiana LLC
0.62%, 11/17/2023	7,702	7,422
0.95%, 10/1/2024	17,858	16,919
Eversource Energy 2.80%, 5/1/2023	4,206	4,197
Florida Power & Light Co. (SOFRINDX + 0.38%), 1.16%, 1/12/2024 (c)	16,540	16,417
NextEra Energy Capital Holdings, Inc.
(ICE LIBOR USD 3 Month + 0.27%), 1.77%, 2/22/2023 (c)	70,324	70,132
0.65%, 3/1/2023	29,411	28,952
(SOFRINDX + 0.54%), 1.32%, 3/1/2023 (c)	6,553	6,540
Niagara Mohawk Power Corp. 2.72%, 11/28/2022 (a)	9,994	9,999
Oklahoma Gas and Electric Co. 0.55%, 5/26/2023	1,182	1,157
PPL Electric Utilities Corp. 2.50%, 9/1/2022	719	719
Public Service Co. of Colorado 2.50%, 3/15/2023	1,527	1,527
		191,488
Electrical Equipment — 0.5%
Eaton Corp. 2.75%, 11/2/2022	61,482	61,642
Schneider Electric SE 2.95%, 9/27/2022 (a)	165	165
		61,807
Energy Equipment & Services — 0.0% ^
Schlumberger Finance Canada Ltd. 2.65%, 11/20/2022 (a)	219	219
Entertainment — 0.4%
Take-Two Interactive Software, Inc. 3.30%, 3/28/2024	29,149	29,109
TWDC Enterprises 18 Corp. 2.35%, 12/1/2022	2,993	3,000
Walt Disney Co. (The) 1.65%, 9/1/2022	8,366	8,358
		40,467
Food & Staples Retailing — 0.7%
7-Eleven, Inc. 0.63%, 2/10/2023 (a)	72,570	71,561
Kroger Co. (The) 2.80%, 8/1/2022	4,664	4,668
		76,229
Food Products — 0.4%
Bunge Ltd. Finance Corp. 3.00%, 9/25/2022	8,185	8,205
Campbell Soup Co. 3.65%, 3/15/2023	34,401	34,648
		42,853
Gas Utilities — 2.4%
Atmos Energy Corp.
0.63%, 3/9/2023	33,345	32,928
(ICE LIBOR USD 3 Month + 0.38%), 1.02%, 3/9/2023 (c)	86,188	86,134
CenterPoint Energy Resources Corp. (ICE LIBOR USD 3 Month + 0.50%), 1.00%, 3/2/2023 (c)	31,552	31,470
ONE Gas, Inc.
0.85%, 3/11/2023	99,943	98,456
(ICE LIBOR USD 3 Month + 0.61%), 1.36%, 3/11/2023 (c)	23,570	23,517
Southern Natural Gas Co. LLC 0.63%, 4/28/2023 (a)	4,967	4,934
		277,439

JPMorgan Managed Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Health Care Providers & Services — 1.3%
Aetna, Inc. 2.75%, 11/15/2022	58,041	58,127
AmerisourceBergen Corp. 0.74%, 3/15/2023	45,500	44,868
Cigna Corp. 3.05%, 11/30/2022	33,961	34,050
CVS Health Corp. 4.75%, 12/1/2022 (b)	4,828	4,858
McKesson Corp. 2.70%, 12/15/2022	8,100	8,111
		150,014
Household Products — 0.1%
Church & Dwight Co., Inc. 2.45%, 8/1/2022	267	267
Clorox Co. (The) 3.05%, 9/15/2022	7,003	7,004
Reckitt Benckiser Treasury Services plc (United Kingdom) (ICE LIBOR USD 3 Month + 0.56%), 1.51%, 6/24/2022 (a) (c)	4,492	4,492
		11,763
Industrial Conglomerates — 0.0% ^
Honeywell International, Inc. 0.48%, 8/19/2022 (b)	1,483	1,480
Insurance — 2.7%
Athene Global Funding
(ICE LIBOR USD 3 Month + 1.23%), 2.19%, 7/1/2022 (a) (c)	10,143	10,146
3.00%, 7/1/2022 (a)	13,815	13,834
2.80%, 5/26/2023 (a)	12,174	12,160
1.20%, 10/13/2023 (a)	5,033	4,880
0.95%, 1/8/2024 (a)	16,109	15,401
1.00%, 4/16/2024 (a)	16,353	15,529
(SOFRINDX + 0.70%), 1.48%, 5/24/2024 (a) (c)	9,146	8,880
Brighthouse Financial Global Funding
0.60%, 6/28/2023 (a)	13,515	13,172
1.20%, 12/15/2023 (a)	12,713	12,340
(SOFR + 0.76%), 1.54%, 4/12/2024 (a) (c)	9,930	9,945
Chubb INA Holdings, Inc. 2.88%, 11/3/2022	1,938	1,944
Equitable Financial Life Global Funding (SOFR + 0.39%), 1.17%, 4/6/2023 (a) (c)	58,202	58,097
Fidelity National Financial, Inc. 5.50%, 9/1/2022	450	454
Globe Life, Inc. 3.80%, 9/15/2022	5,687	5,708
Jackson National Life Global Funding
2.50%, 6/27/2022 (a)	7,681	7,685
2.38%, 9/15/2022 (a)	3,898	3,900
Marsh & McLennan Cos., Inc. 3.30%, 3/14/2023	16,907	16,991
Metropolitan Life Global Funding I
3.00%, 1/10/2023 (a)	140	140
1.95%, 1/13/2023 (a)	1,670	1,664
New York Life Global Funding 1.10%, 5/5/2023 (a)	5,820	5,737
Principal Financial Group, Inc. 3.30%, 9/15/2022	24,480	24,561
Protective Life Global Funding 0.33%, 12/9/2022 (a)	34,092	33,759
Reliance Standard Life Global Funding II
2.63%, 7/22/2022 (a)	18,876	18,893
2.15%, 1/21/2023 (a)	16,602	16,530
3.85%, 9/19/2023 (a)	4,461	4,503
		316,853

JPMorgan Managed Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
IT Services — 0.4%
Fidelity National Information Services, Inc. 0.38%, 3/1/2023 (b)	32,387	31,845
Fiserv, Inc. 3.80%, 10/1/2023	14,612	14,769
		46,614
Life Sciences Tools & Services — 0.9%
Thermo Fisher Scientific, Inc. (SOFRINDX + 0.35%), 1.13%, 4/18/2023 (c)	104,480	104,270
Machinery — 0.3%
Daimler Trucks Finance North America LLC (Germany) (SOFR + 1.00%), 1.78%, 4/5/2024 (a) (c)	32,163	32,227
Deere & Co. 2.60%, 6/8/2022	2,600	2,601
		34,828
Media — 0.2%
Sky Ltd. (United Kingdom) 3.13%, 11/26/2022 (a)	23,603	23,669
Metals & Mining — 0.2%
Glencore Funding LLC (Australia)
3.00%, 10/27/2022 (a)	5,002	4,999
4.13%, 5/30/2023 (a)	903	911
Nucor Corp. 4.13%, 9/15/2022	22,382	22,409
		28,319
Multi-Utilities — 0.5%
Dominion Energy, Inc. Series B, 2.75%, 9/15/2022	462	462
DTE Energy Co.
Series H, 0.55%, 11/1/2022 (b)	25,587	25,377
2.25%, 11/1/2022	29,523	29,489
Engie SA (France) 2.88%, 10/10/2022 (a)	3,137	3,138
		58,466
Oil, Gas & Consumable Fuels — 0.9%
Enbridge, Inc. (Canada)
2.90%, 7/15/2022	1,733	1,734
(SOFR + 0.40%), 1.18%, 2/17/2023 (c)	13,243	13,214
Enterprise Products Operating LLC 3.35%, 3/15/2023	28,309	28,421
Equinor ASA (Norway) 2.45%, 1/17/2023	1,733	1,733
Exxon Mobil Corp. 1.57%, 4/15/2023	3,532	3,518
TransCanada PipeLines Ltd. (Canada) 2.50%, 8/1/2022	55,734	55,743
		104,363
Pharmaceuticals — 1.2%
AstraZeneca plc (United Kingdom)
2.38%, 6/12/2022	21,386	21,389
0.30%, 5/26/2023 (b)	62,628	61,477
Bristol-Myers Squibb Co.
3.25%, 8/15/2022	6,683	6,706
3.55%, 8/15/2022	10,977	11,018
2.75%, 2/15/2023	550	552
Merck & Co., Inc. 2.40%, 9/15/2022	1,141	1,142

JPMorgan Managed Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Pharmaceuticals — continued
Takeda Pharmaceutical Co. Ltd. (Japan) 4.40%, 11/26/2023	21,956	22,340
Viatris, Inc. 1.13%, 6/22/2022	18,826	18,821
		143,445
Road & Rail — 0.8%
Central Japan Railway Co. (Japan) 3.40%, 9/6/2023 (d)	16,732	16,772
Penske Truck Leasing Co. LP
4.88%, 7/11/2022 (a)	18,708	18,762
4.25%, 1/17/2023 (a)	7,700	7,761
2.70%, 3/14/2023 (a)	33,092	33,008
Ryder System, Inc.
2.88%, 6/1/2022	10,270	10,270
2.50%, 9/1/2022	314	314
Union Pacific Corp. 2.95%, 1/15/2023	1,978	1,986
		88,873
Software — 0.6%
Microsoft Corp. 2.65%, 11/3/2022	1,204	1,208
Oracle Corp.
2.50%, 10/15/2022	42,714	42,686
2.63%, 2/15/2023	18,946	18,929
Roper Technologies, Inc.
0.45%, 8/15/2022	5,554	5,537
3.13%, 11/15/2022	5,688	5,701
		74,061
Specialty Retail — 0.0% ^
AutoZone, Inc. 2.88%, 1/15/2023	2,246	2,250
Thrifts & Mortgage Finance — 0.6%
BPCE SA (France)
2.75%, 1/11/2023 (a)	30,351	30,339
4.00%, 9/12/2023 (a)	14,724	14,802
Nationwide Building Society (United Kingdom) 2.00%, 1/27/2023 (a)	22,727	22,635
		67,776
Tobacco — 1.1%
BAT Capital Corp. (United Kingdom)
(ICE LIBOR USD 3 Month + 0.88%), 2.29%, 8/15/2022 (c)	22,073	22,079
2.76%, 8/15/2022	61,205	61,268
BAT International Finance plc (United Kingdom) 3.25%, 6/7/2022 (a)	2,655	2,656
Philip Morris International, Inc.
2.38%, 8/17/2022	11,680	11,689
2.50%, 8/22/2022	14,245	14,274
2.50%, 11/2/2022	4,975	4,983
Reynolds American, Inc. (United Kingdom) 4.85%, 9/15/2023	8,012	8,190
		125,139

JPMorgan Managed Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Trading Companies & Distributors — 0.1%
Air Lease Corp.
(ICE LIBOR USD 3 Month + 0.35%), 1.18%, 12/15/2022 (c)	10,078	10,072
3.00%, 9/15/2023	1,428	1,416
		11,488
Transportation Infrastructure — 0.0% ^
HPHT Finance 17 Ltd. (Hong Kong) 2.75%, 9/11/2022 (d)	4,375	4,371
Total Corporate Bonds (Cost $6,618,073)		6,548,291
Asset-Backed Securities — 6.2%
Ally Auto Receivables Trust
Series 2019-2, Class A3, 2.23%, 1/16/2024	538	539
Series 2019-1, Class A4, 3.02%, 4/15/2024	1,788	1,793
AmeriCredit Automobile Receivables Trust
Series 2019-3, Class A3, 2.06%, 4/18/2024	449	449
Series 2021-1, Class A2, 0.28%, 6/18/2024	122	122
Series 2021-2, Class A2, 0.26%, 11/18/2024	35,109	34,901
Series 2021-3, Class A2, 0.41%, 2/18/2025	43,024	42,675
BMW Vehicle Lease Trust
Series 2021-2, Class A2, 0.19%, 11/27/2023	26,593	26,468
Series 2022-1, Class A2, 0.67%, 5/28/2024	14,624	14,495
Capital One Prime Auto Receivables Trust Series 2020-1, Class A3, 1.60%, 11/15/2024	13,728	13,683
Carmax Auto Owner Trust Series 2019-2, Class A4, 2.77%, 12/16/2024	4,404	4,407
CarMax Auto Owner Trust
Series 2020-4, Class A2, 0.31%, 1/16/2024	2,589	2,587
Series 2021-2, Class A2A, 0.27%, 6/17/2024	11,579	11,535
Series 2021-4, Class A2A, 0.24%, 11/15/2024	10,303	10,212
Series 2020-3, Class A3, 0.62%, 3/17/2025	141	139
Series 2022-2, Class A2A, 2.81%, 5/15/2025	20,534	20,516
Carvana Auto Receivables Trust
Series 2021-P2, Class A2, 0.30%, 7/10/2024	11,422	11,383
Series 2021-P3, Class A2, 0.38%, 1/10/2025	29,187	28,900
Series 2021-P4, Class A2, 0.82%, 4/10/2025	21,507	21,340
Series 2022-P1, Class A2, 2.57%, 5/12/2025	39,660	39,472
Cloud Pass-Through Trust Series 2019-1A, Class CLOU, 3.55%, 12/5/2022 (a) (e)	271	270
Dell Equipment Finance Trust Series 2021-2, Class A2, 0.33%, 12/22/2026 (a)	9,372	9,264
Drive Auto Receivables Trust
Series 2021-2, Class A2, 0.36%, 5/15/2024	9,332	9,319
Series 2021-3, Class A3, 0.79%, 10/15/2025	758	742
Exeter Automobile Receivables Trust
Series 2021-2A, Class A3, 0.30%, 10/15/2024	4,849	4,839
Series 2021-3A, Class A3, 0.35%, 2/18/2025	20,086	20,004
Ford Credit Auto Lease Trust
Series 2021-A, Class A2, 0.19%, 7/15/2023	2,534	2,532
Series 2022-A, Class A2A, 2.78%, 10/15/2024	24,750	24,761
Ford Credit Auto Owner Trust
Series 2020-C, Class A2, 0.25%, 9/15/2023	4,319	4,314

JPMorgan Managed Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2019-A, Class A3, 2.78%, 9/15/2023	193	193
GM Financial Automobile Leasing Trust Series 2022-2, Class A2, 2.93%, 10/21/2024	18,097	18,064
GM Financial Consumer Automobile Receivables Trust
Series 2019-1, Class A3, 2.97%, 11/16/2023	5	5
Series 2020-1, Class A3, 1.84%, 9/16/2024	2,777	2,772
Series 2022-1, Class A2, 0.76%, 2/18/2025	15,927	15,816
Honda Auto Receivables Owner Trust Series 2019-1, Class A3, 2.83%, 3/20/2023	25	25
Hyundai Auto Lease Securitization Trust Series 2021-A, Class A3, 0.33%, 1/16/2024 (a)	852	844
Santander Drive Auto Receivables Trust
Series 2021-3, Class A2, 0.29%, 5/15/2024	3,728	3,724
Series 2021-2, Class A3, 0.34%, 2/18/2025	7,365	7,345
Series 2021-3, Class A3, 0.33%, 3/17/2025	42,765	42,585
Series 2022-2, Class A2, 2.12%, 10/15/2026	2,291	2,280
Santander Retail Auto Lease Trust Series 2022-B, Class A2, 2.84%, 5/20/2025 (a)	44,288	44,180
Tesla Auto Lease Trust
Series 2020-A, Class A3, 0.68%, 12/20/2023 (a)	11,707	11,590
Series 2021-A, Class A2, 0.36%, 3/20/2025 (a)	43,973	43,381
Series 2021-B, Class A2, 0.36%, 9/22/2025 (a)	1,011	990
Toyota Lease Owner Trust Series 2021-B, Class A2, 0.25%, 3/20/2024 (a)	37,872	37,408
Westlake Automobile Receivables Trust Series 2021-3A, Class A2, 0.57%, 9/16/2024 (a)	120,041	118,869
World Omni Select Auto Trust Series 2021-A, Class A2, 0.29%, 2/18/2025	5,000	4,971
Total Asset-Backed Securities (Cost $721,314)		716,703
Certificates of Deposits — 1.9%
Bayerische Landesbank (Germany) 0.90%, 6/27/2023	66,500	65,594
Skandinaviska Enskilda Banken AB (Sweden) 2.85%, 6/1/2023	75,412	75,412
Toronto-Dominion Bank (The) (Canada) 2.90%, 6/1/2023	72,614	72,614
Total Certificates of Deposits (Cost $214,526)		213,620
Foreign Government Securities — 0.0% ^
Export Development Canada, 1.38%, 2/24/2023	300	299
Japan Bank for International Cooperation, 1.75%, 1/23/2023	480	479
Total Foreign Government Securities (Cost $782)		778
Short Term Investments — 36.7%
Certificates of Deposits — 10.7%
Bank of Montreal (Canada)
0.20%, 8/19/2022	32,238	32,157
0.40%, 11/18/2022	20,500	20,345
Bank of Nova Scotia (The) (Canada) (SOFR + 1.38), 1.36%, 3/24/2023 (c)	104,314	104,383
Barclays Bank plc (United Kingdom) , 2.37%, 3/30/2023	130,000	129,685
Cooperatieve Rabobank UA (Netherlands) , 0.97%, 2/3/2023	76,484	75,731
Credit Suisse AG (Switzerland) , 1.10%, 2/3/2023	40,300	39,930
DNB Bank ASA (Norway) , 1.10%, 9/7/2022	45,109	45,058
First Abu Dhabi Bank PJSC , 1.46%, 9/26/2022 (a)	69,944	69,880
HSBC Bank USA NA (SOFR + 1.30), 1.28%, 4/20/2023 (c)	42,717	42,698
KEB Hana Bank (South Korea) , 0.80%, 8/15/2022	37,595	37,543

JPMorgan Managed Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
Certificates of Deposits — continued
Lloyds Bank Corporate Markets plc (United Kingdom)
0.22%, 8/3/2022	5,253	5,244
(SOFR + 1.47%), 1.45%, 3/22/2023 (c)	45,608	45,662
Natixis SA (France)
0.62%, 1/4/2023	95,602	94,620
(SOFR + 1.40%), 1.38%, 3/24/2023 (c)	35,043	35,072
Nordea Bank Abp (Finland) (SOFR + 1.33), 1.31%, 12/23/2022 (c)	118,457	118,519
Royal Bank of Canada (Canada)
0.20%, 8/16/2022	80,050	79,839
2.00%, 3/21/2023	4,103	4,084
Shinhan Bank (South Korea) , 0.80%, 8/12/2022	30,433	30,399
Standard Chartered Bank (United Kingdom) , 2.22%, 11/30/2022	11,577	11,577
Sumitomo Mitsui Banking Corp. (Japan)
(SOFR + 0.97%), 0.96%, 8/2/2022 (c)	64,949	64,935
2.70%, 4/25/2023	540	540
2.70%, 4/28/2023	66,382	66,327
Toronto-Dominion Bank (The) (Canada) , 0.73%, 1/13/2023	26,600	26,339
UBS AG (Switzerland) , 0.46%, 12/2/2022	46,669	46,455
Woori Bank (South Korea) , 0.26%, 8/12/2022 (a)	9,000	8,979
Total Certificates of Deposit (Cost $1,239,470)		1,236,001
Commercial Paper — 20.0%
AT&T, Inc.
0.54%, 6/14/2022 (a) (f)	60,224	60,198
0.47%, 6/21/2022 (a) (f)	3,500	3,498
Australia & New Zealand Banking Group Ltd. (Australia)
2.23%, 12/15/2022 (a) (f)	59,700	58,981
2.70%, 5/1/2023 (a) (f)	25,177	24,551
Banco Santander SA (Spain)
1.62%, 10/3/2022 (a) (f)	20,000	19,881
Bank of Montreal (Canada)
0.67%, 1/5/2023 (f)	17,100	16,869
Barclays Bank plc (United Kingdom)
0.24%, 7/14/2022 (a) (f)	4,300	4,294
BNZ International Funding Ltd. (New Zealand)
0.52%, 12/1/2022 (a) (f)	96,736	95,703
Canadian Imperial Holdings, Inc. (Canada)
0.40%, 11/17/2022 (a) (f)	29,000	28,727
CDP Financial, Inc. (Canada)
0.61%, 8/1/2022 (a) (f)	12,319	12,294
Charles Schwab Corp. (The)
0.70%, 8/9/2022 (a) (f)	73,591	73,407
Cooperatieve Rabobank UA (Netherlands)
1.01%, 9/2/2022 (f)	40,279	40,128
DNB Bank ASA (Norway)
1.36%, 9/21/2022 (a) (f)	91,554	91,101
0.56%, 12/30/2022 (f)	17,894	17,663

JPMorgan Managed Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
Commercial Paper — continued
Enbridge US, Inc.
1.25%, 6/14/2022 (a) (f)	1,050	1,050
1.96%, 9/14/2022 (a) (f)	24,055	23,925
Enel Finance America LLC
0.37%, 6/27/2022 (a) (f)	8,600	8,592
0.40%, 9/27/2022 (a) (f)	36,675	36,395
0.40%, 9/29/2022 (a) (f)	8,876	8,807
0.40%, 10/3/2022 (a) (f)	9,012	8,938
1.01%, 1/20/2023 (a) (f)	10,591	10,415
1.01%, 1/24/2023 (a) (f)	32,759	32,203
Entergy Corp.
0.95%, 6/8/2022 (a) (f)	25,000	24,995
First Abu Dhabi Bank PJSC (United Arab Emirates)
0.47%, 9/30/2022 (a) (f)	48,088	47,819
Goldman Sachs International
1.60%, 10/11/2022 (a) (f)	10,500	10,432
HSBC USA, Inc.
0.32%, 8/5/2022 (a) (f)	31,300	31,221
ING US Funding LLC (Netherlands)
1.38%, 9/21/2022 (f)	74,884	74,492
1.01%, 11/7/2022 (f)	15,575	15,438
International Flavors and Fragrances, Inc.
1.71%, 6/10/2022 (a) (f)	32,500	32,491
Kookmin Bank (South Korea)
2.20%, 11/23/2022 (a) (f)	34,832	34,474
LMA-Americas LLC
1.17%, 7/19/2022 (a) (f)	65,000	64,899
National Australia Bank Ltd. (Australia)
1.01%, 9/6/2022 (a) (f)	42,469	42,292
1.40%, 9/26/2022 (a) (f)	92,500	91,995
NatWest Markets plc (United Kingdom)
0.30%, 6/21/2022 (a) (f)	14,000	13,991
Royal Bank of Canada (Canada)
0.25%, 10/11/2022 (a) (f)	71,402	70,906
Skandinaviska Enskilda Banken AB (Sweden)
1.41%, 9/21/2022 (a) (f)	34,413	34,232
1.41%, 9/26/2022 (a) (f)	47,788	47,518
Societe Generale SA (France)
0.63%, 1/4/2023 (a) (f)	65,700	64,809
Standard Chartered Bank (United Kingdom)
0.27%, 10/14/2022 (a) (f)	79,915	79,402
Sumitomo Mitsui Banking Corp. (Japan)
1.26%, 9/8/2022 (a) (f)	21,923	21,835
Svenska Handelsbanken AB (Sweden)
1.26%, 8/18/2022 (a) (f)	17,469	17,422
0.25%, 10/7/2022 (a) (f)	112,300	111,637
0.40%, 11/21/2022 (a) (f)	42,300	41,869

JPMorgan Managed Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
Commercial Paper — continued
0.81%, 1/18/2023 (a) (f)	80,850	79,632
Toronto-Dominion Bank (The) (Canada)
0.37%, 11/15/2022 (a) (f)	20,000	19,824
0.56%, 1/3/2023 (a) (f)	132,400	130,624
TransCanada PipeLines Ltd. (Canada)
0.54%, 6/13/2022 (a) (f)	39,600	39,585
Volvo Group Treasury US, Inc.
1.36%, 9/1/2022 (a) (f)	76,239	75,917
Waste Management, Inc.
0.30%, 9/6/2022 (a) (f)	9,617	9,574
0.31%, 9/8/2022 (a) (f)	18,667	18,581
0.31%, 10/6/2022 (a) (f)	33,158	32,945
0.41%, 11/9/2022 (a) (f)	7,300	7,233
Westpac Securities NZ Ltd. (New Zealand)
0.69%, 8/8/2022 (a) (f)	4,100	4,090
0.25%, 10/7/2022 (a) (f)	113,142	112,471
0.52%, 11/25/2022 (a) (f)	135,600	134,247
Total Commercial Paper (Cost $2,326,207)		2,316,512
	SHARES (000)
Investment Companies — 5.1%
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.78% (g) (h) (Cost $593,632)	593,521	593,699
Investment of Cash Collateral from Securities Loaned — 0.0% ^
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.80% (g) (h)	1,494	1,493
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.80% (g) (h)	4,152	4,152
Total Investment of Cash Collateral from Securities Loaned (Cost $5,645)		5,645
	PRINCIPAL AMOUNT ($000)
Repurchase Agreements — 0.9%
Wells Fargo Securities LLC, 0.66%, dated 5/31/2022, due 6/21/2022, repurchase price $100,039, collateralized by Asset-Backed Securities, 0.00% - 9.66%, due 1/15/2025 - 4/17/2054, with the value of $110,365. (Cost $100,000)	100,000	100,000
Total Short Term Investments (Cost $4,264,954)		4,251,857
Total Investments — 101.3% (Cost $11,819,649)		11,731,249
Liabilities in Excess of Other Assets — (1.3)%		(147,137)
NET ASSETS — 100.0%		11,584,112

JPMorgan Managed Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
Percentages indicated are based on net assets.

Abbreviations
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
PJSC	Public Joint Stock Company
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	The security or a portion of this security is on loan at May 31, 2022. The total value of securities on loan at May 31, 2022 is $5,302.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2022.
(d)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(e)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2022.
(f)	The rate shown is the effective yield as of May 31, 2022.
(g)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(h)	The rate shown is the current yield as of May 31, 2022.
Futures contracts outstanding as of May 31, 2022 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Short Contracts
U.S. Treasury 2 Year Note	(1,196)	09/30/2022	USD	(252,459)	250

Abbreviations
USD	United States Dollar

JPMorgan Managed Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
(Dollar values in thousands)
A.  Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund's investments. The Administrator implements the valuation policies of the Fund's investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Certain short term investments may be valued using the amortized cost method, provided it approximates the fair market value of the investment. The amortized cost method of valuation involves valuing a security at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the security. The market value of securities in the Fund can generally be expected to vary inversely with changes in prevailing interest rates.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•	Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•	Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$716,703	$—	$716,703
Certificates of Deposits	—	213,620	—	213,620
Corporate Bonds	—	6,548,291	—	6,548,291

JPMorgan Managed Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Foreign Government Securities	$—	$778	$—	$778
Short-Term Investments
Certificates of Deposits	—	1,236,001	—	1,236,001
Commercial Paper	—	2,316,512	—	2,316,512
Investment Companies	593,699	—	—	593,699
Investment of Cash Collateral from Securities Loaned	5,645	—	—	5,645
Repurchase Agreements	—	100,000	—	100,000
Total Short-Term Investments	599,344	3,652,513	—	4,251,857
Total Investments in Securities	$599,344	$11,131,905	$—	$11,731,249
Depreciation in Other Financial Instruments
Futures Contracts	$250	$—	$—	$250
B.  Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended May 31, 2022
Security Description	Value at February 28, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2022	Shares at May 31, 2022	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.78% (a) (b)	$1,208,019	$3,523,289	$4,137,723	$85	$29	$593,699	593,521	$605	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.80% (a) (b)	8,496	6,000	13,000	(4)	1	1,493	1,494	3	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.80% (a) (b)	1,010	16,652	13,510	—	—	4,152	4,152	2	—
Total	$1,217,525	$3,545,941	$4,164,233	$81	$30	$599,344		$610	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2022.